Financial Instruments And Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
AOCI, cash flow hedge, cumulative gain loss after tax	$ (30)	$ 56	$ 9	$ 32	$ 16	$ 7
Cash flow hedge gain loss to be reclassified within 12 Months	$ 27		$ 20
Maximum length of time hedged in cash flow hedge	2 years		2 years
Derivative notional amount	$ 8,971		$ 8,488	10,786
Derivative asset and libailities subject to master netting arrangement liability and asset offset	56		39
Fair Value, Recurring [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Long-term debt, fair value	10,819		8,512
Long-term debt	10,239		8,241
Fair Value, Nonrecurring [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Equity investments without readily determinable fair value	119		117
Contingent Consideration [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Liabilities, fair value adjustment	0	0	65	0	0
Cash Flow Hedging [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Pre-tax gains (losses) reclassified from AOCI into earnings	33	$ 11	67	8	$ 27
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Derivative notional amount	1,226		1,240	2,463
Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Derivative notional amount	2,176		2,132	0
Net Investment Hedging [Member] | Currency Swap [Member] | Designated as Hedging Instrument [Member]
Financial Instruments and Fair Value Measurements Disclosure [Line Items]
Derivative notional amount	$ 2,176		$ 2,132	$ 0